Convertible Preference Shares of Subsidiary	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Convertible Preference Shares Of Subsidiary [Abstract]
Convertible Preference Shares Of Subsidiary [Text Block]
NOTE 7.  Convertible Preference Shares of Subsidiary

Prior to its dissolution in November 2013, in 2008, the Company’s former Malaysian subsidiary, WGBM, issued Series A Convertible Preference Shares (“CPS”) to MTDC (see Notes 1 and 6), a venture capital and development firm in Malaysia, in a private placement under a Share Subscription and Shareholders’ Agreement dated May 8, 2008, at the U.S. dollar equivalent of $2.25 per share. In 2009 and 2010, WGBM issued Series B CPS to Expedient Equity Ventures Sdn. Bhd. (“EEV”) and Prima Mahawangsa Sdn. Bhd. (“PMSB”), both venture capital and development firms in Malaysia, in a private placement under a Share Subscription Agreement dated April 3, 2009, (“Series B SSA”) at the U.S. dollar equivalent of $2.25 per share. In 2009, WGBM issued Series B CPS to Kumpulan Modal Perdana Sdn. Bhd. (“KMP”), a venture capital and development firm in Malaysia, in a private placement under a Share Subscription Agreement dated July 1, 2009, at the U.S. dollar equivalent of $2.25 per share.

In 2010, both EEV and KMP exercised their option to sell to the Company their holdings of 222,222 and 188,057 Series B CPS, respectively, in exchange for shares of the Company’s common stock.

In October 2013 the Company purchased PMSB’s 444,444 Series B CPS for $70,000.

These transactions, along with the issuance of Series C CPS in 2011 (see below), were summarized as follows immediately prior to the liquidation of WGBM on November 26, 2013:

Class	Number	Initial	Issuance	Gross	Issuance	Exchange	Net Cash	Date if	CPS
of CPS	of CPS	Investor	Date	Proceeds	(Costs)	Gain (loss)	Proceeds	Exchanged	Outstanding

Series A	444,444	MTDC	07/18/2008	$1,000,000	$(30,000)	$—	$970,000	—	444,444
Series A	444,444	MTDC	11/27/2008	1,000,000	(30,000)	—	970,000	—	444,444
Series B	111,111	EEV	06/08/2009	250,000	(19,393)	(18,029)	212,578	08/17/2010	—
Series B	111,111	EEV	03/09/2010	250,000	(8,929)	(3,005)	238,066	08/17/2010	—
Series B	222,222	PMSB	09/23/2009	500,000	(7,500)	—	492,500	10/11/2013	—
Series B	222,222	PMSB	05/13/2010	500,000	(5,000)	—	495,000	10/11/2013	—
Series B	188,057	KMP	09/18/2009	423,128	(11,319)	—	411,809	09/29/2010	—

Subtotal	1,743,611			3,923,128	(112,141)	(21,034)	3,789,953		888,888

Series C	3,233,734	MTDC	03/10/2011	5,000,000	(6,272)	58,575	5,052,303	—	3,233,734

	4,977,345			$8,923,128	$(118,413)	$37,541	$8,842,256		4,122,622

The holders of Series B CPS had the right to cause the Company to exchange their CPS for common stock of the Company at an exchange rate of US$223.63 per share of common stock, provided that if during the 10-day trading period immediately prior to the holder’s exercise notice the average closing price of the Company’s common stock was less than US$263.09, then the holder could exchange CPS at an exchange rate equal to 85% of such 10-day average closing price. Since this afforded the holders the right to receive a variable number of shares of the Company’s common stock, this feature was not indexed to the Company’s equity and was therefore accounted for as a derivative liability, with the estimated fair value being calculated at each reporting date using a Monte Carlo Simulation approach, using key input variables provided by management, with changes in fair value recorded as gains or losses on revaluation in non-operating income (expense).

Series B CPS fair values at March 31, 2013 and December 31, 2012, were estimated to be $1,212,385 and $1,210,909, respectively, using a closing stock price of $5.96 and $2.98, respectively, and based on the following assumptions:

	March 31, 2013	December 31, 2012

Risk-free interest rate	0.13%	0.16%
Expected remaining term	0.81 Years	1.00 Years
Expected volatility	130.91%	125.53%
Dividend yield	0%	0%

The increase in the fair value of this derivative liability of $1,476 during the three months ended March 31, 2013, was recorded as a revaluation loss (see Note 11).

The holders of Series A CPS had the right to redeem their shares for cash (or, at the Company’s option, shares of Company common stock at an Applicable Stock Price (“ASP”), calculated as 85% of the average closing price of that stock during the 10-day trading period immediately prior to MTDC’s exercise notice) in the amount originally invested in USD plus a premium of 8%, compounded annually. In addition, the ASP was subject to a ceiling of $154.05 and a floor of $9.94. Since this afforded the holders the right to receive a variable number of shares of the Company’s common stock, this feature caused the Series A CPS to not be indexed to the Company’s equity. As a result, the Company recognized this right as an embedded derivative requiring bifurcation and the host instrument (the Series A CPS absent this option) as part of temporary equity.

Series A CPS fair values at March 31, 2013 and December 31, 2012, were estimated to be $1,207,762 and $619,652, respectively, using a closing stock price of $5.96 and $2.98, respectively, and based on the following assumptions:

		March 31, 2013	December 31, 2012

Risk-free interest rate	0	0.08% - 0.12%	0.11% - 0.15%
Expected remaining term		0.30 - 0.66 Years	0.55 - 0.90 Years
Expected volatility		115.56% - 128.08%	123.55% - 127.94%
Dividend yield		0%	0%

The increase in the fair value of this derivative liability of $588,110 during the three months ended March 31, 2013, was recorded as a revaluation loss (see Note 11).

On March 10, 2011, WGBM received $5,000,000, less issuance costs totaling $6,272, in exchange for the issuance of 3,233,734 Series C convertible preference shares (“CPS”) to MTDC, in a private placement at the U.S. dollar equivalent of $1.5462 per share, representing the first subscription under a Share Subscription Agreement dated December 14, 2010, (“Series C SSA”) to sell 3,233,734 Series C CPS at an initial closing and, should MTDC so elect within 36 months of the initial closing, to sell 1,077,911 shares of Series C CPS at a subsequent closing at the U.S. dollar equivalent of US$2.3193 per share. MTDC could also elect to convert their Series C CPS into ordinary shares of the subsidiary, WGBM, at any time, at a conversion rate of one ordinary share per 100 CPS. Each 99.39 Series C CPS issued at the initial closing was convertible into one share of the Company on April 3, 2014, and each 99.39 Series C CPS issued at the subsequent closing was convertible into one share of the Company on the anniversary of that closing, but the Series C was convertible at any earlier date following each closing at MTDC’s option.

The net sum of $4,993,728 received on issuance of Series C CPS was recorded in stockholders’ equity; this sum was considered in the determination of the gain on liquidation of subsidiary on November 26, 2013. WGBM was authorized to issue 200,000,000 preference shares with a par value of RM0.01. Due to the liquidation of WGBM, no shares remained authorized, issued or outstanding as of December 31, 2013.

NOTE 6.  Convertible Preference Shares of Subsidiary

Prior to its dissolution in November 2013, in 2008, the Company’s former Malaysian subsidiary, WGBM, issued Series A Convertible Preference Shares (“CPS”) to MTDC (see Notes 1 and 5), a venture capital and development firm in Malaysia, in a private placement under a Share Subscription and Shareholders’ Agreement dated May 8, 2008, at the U.S. dollar equivalent of $2.25 per share. In 2009 and 2010, WGBM issued Series B CPS to Expedient Equity Ventures Sdn. Bhd. (“EEV”) and Prima Mahawangsa Sdn. Bhd. (“PMSB”), both venture capital and development firms in Malaysia, in a private placement under a Share Subscription Agreement dated April 3, 2009, (“Series B SSA”) at the U.S. dollar equivalent of $2.25 per share. In 2009, WGBM issued Series B CPS to Kumpulan Modal Perdana Sdn. Bhd. (“KMP”), a venture capital and development firm in Malaysia, in a private placement under a Share Subscription Agreement dated July 1, 2009, at the U.S. dollar equivalent of $2.25 per share.

In 2010, both EEV and KMP exercised their option (see Paragraph (b) below) to sell to the Company their holdings of 222,222 and 188,057 Series B CPS, respectively, in exchange for shares of the Company’s common stock.

In October 2013 the Company purchased PMSB’s 444,444 Series B CPS for $70,000.

These transactions, along with the issuance of Series C CPS in 2011 (see below), were summarized as follows immediately prior to the liquidation of WGBM on November 26, 2013:

Class	Number	Initial	Issuance	Gross	Issuance	Exchange	Net Cash	Date if	CPS
of CPS	of CPS	Investor	Date	Proceeds	(Costs)	Gain (loss)	Proceeds	Exchanged	Outstanding

Series A	444,444	MTDC	07/18/2008	$1,000,000	$(30,000)	$—	$970,000	—	444,444
Series A	444,444	MTDC	11/27/2008	1,000,000	(30,000)	—	970,000	—	444,444
Series B	111,111	EEV	06/08/2009	250,000	(19,393)	(18,029)	212,578	08/17/2010	—
Series B	111,111	EEV	03/09/2010	250,000	(8,929)	(3,005)	238,066	08/17/2010	—
Series B	222,222	PMSB	09/23/2009	500,000	(7,500)	—	492,500	10/11/2013	—
Series B	222,222	PMSB	05/13/2010	500,000	(5,000)	—	495,000	10/11/2013	—
Series B	188,057	KMP	09/18/2009	423,128	(11,319)	—	411,809	09/29/2010	—

Subtotal	1,743,611			3,923,128	(112,141)	(21,034)	3,789,953		888,888

Series C	3,233,734	MTDC	03/10/2011	5,000,000	(6,272)	58,575	5,052,303	—	3,233,734

	4,977,345			$8,923,128	$(118,413)	$37,541	$8,842,256		4,122,622

Under the terms of a Deed of Adherence dated April 3, 2009 (and under the Series C SSA, as defined below), certain rights of the holders of the Series A CPS were modified. In addition, under the terms of the Series B SSA, the use of funds raised through the issuance of both Series A and Series B CPS was restricted, requiring at least 60% of the total to be utilized for the Company’s operations in Malaysia.

Following these modifications, the rights of the holders of Series A and B CPS included, but were not limited to, the right:

(a)
to put to the Company their CPS (or ordinary shares in WGBM received on conversion of those CPS under paragraph (c) below) at any time during the year 2011 that the share price of the Company’s common stock is below $223.63 in order to redeem for cash (or, at the holder’s option, shares of Company common stock of equivalent value) the amount originally invested in USD plus a premium of 8%, compounded annually, with yearly rests (each year’s accrued interest would be forfeited in the event of redemption prior to the anniversary of the initial investment) (the “Redemption Option,” since amended for Series A and expired for Series B, see below);

(b)
to cause the Company to exchange their CPS for common stock of the Company at an exchange rate of US$223.63 per share of common stock, provided, in the case of Series B CPS, that commencing on August 1, 2010, if during the 10-day trading period immediately prior to the holder’s exercise notice the average closing price of the Company’s common stock is less than US$263.09, then the holder may exchange CPS at an exchange rate equal to 85% of such 10-day average closing price. This option, previously exercised by EEV and KMP, has expired for MTDC’s Series A CPS and expires on April 3, 2014, for PMSB’s Series B CPS (the “Conversion Option);

(c)	to convert their CPS into ordinary shares of the subsidiary, WGBM, at any time, at a conversion rate of three ordinary shares per $100 invested in CPS;

(d)
to cause the subsidiary, WGBM, to redeem the CPS in whole or in part at any time after December 31, 2011, for the principal paid plus a premium of 20% per annum, not compounding, from funds legally available for distribution (which is determined based on stock par value, premiums paid and retained earnings) (the “WGBM Redemption Right”);

(e)	of first offer on any transfers or new issuance of subsidiary shares; and

(f)	for each of Series A and Series B CPS, to appoint one of the seven directors of the subsidiary (see below also).

Since the Conversion Option afforded holders of Series B CPS the right to receive a variable number of shares of the Company’s common stock, this feature was not indexed to the Company’s equity and was therefore accounted for as a derivative liability, with the estimated fair value being calculated at each reporting date using a Monte Carlo Simulation approach, using key input variables provided by management, with changes in fair value recorded as gains or losses on revaluation in non-operating income (expense).

On December 31, 2011, the Series B CPS Redemption Option lapsed. The value of the derivative liability for the conversion element increased significantly as a result.

On October 11, 2013, the Company purchased the remaining Series B CPS for $70,000. Series B CPS derivative liability fair values at October 11, 2013 and December 31, 2012, were estimated to be $1,082,351 and $1,210,909, respectively, using a closing stock price of $2.00 and $2.98, respectively, and based on the following assumptions:

	October 11, 2013	December 31, 2012

Risk-free interest rate	0.07%	0.16%
Expected remaining term	0.48 Years	1.00 Years
Expected volatility	97.39%	125.53%
Dividend yield	0%	0%

Series B CPS derivative liability fair value at December 31, 2011, was estimated to be $1,245,101. The net decrease in the fair value of this derivative liability of $128,558 and $34,192 during the period ended October 11, 2013 and the year ended December 31, 2012, respectively, was recorded as a revaluation gain (see Note 11). The difference between the fair value of the derivative liability and the amount for which it was settled on October 11, 2013, was recorded as a gain on settlement of derivative liability of $1,012,351.

On December 9, 2011, the terms of the Series A CPS were amended by a Letter Agreement with MTDC (the “MTDCLA”) to extend the period during which MTDC could exercise the Redemption Option from December 31, 2011 to April 3, 2014. In addition, the holder’s option to elect to receive shares of Company common stock of equivalent value (see above) was amended to give the Company the option, upon the exercise of the Redemption Option, to pay in shares of its common stock at an Applicable Stock Price (“ASP”), calculated as 85% of the average closing price of that stock during the 10-day trading period immediately prior to MTDC’s exercise notice. Further, the ASP is subject to a ceiling of $154.05 and a floor of $9.94. The amendment that allowed the Company to settle the Redemption Option in a variable number of shares caused the Redemption Option to no longer be considered indexed to the Company’s equity. As a result, the Company recognized the

Redemption Option as an embedded derivative requiring bifurcation and the host instrument (the Series A CPS absent the Redemption Option) as part of temporary equity.

The Series A CPS derivative liability fair values at November 26, 2013, the date on which WGBM was liquidated, and December 31, 2012, were estimated to be $446,602 and $619,652, respectively, using a closing stock price of $2.00 and $2.98, respectively, and based on the following assumptions:

	November 26, 2013	December 31, 2012

Risk-free interest rate	0.07%	0.11% - 0.15%
Expected remaining term	0.08 Years	0.55 - 0.90 Years
Expected volatility	175.31%	123.55 - 127.94%
Dividend yield	0%	0%

Series A CPS derivative liability fair value at December 31, 2011, was estimated to be $2,135,715. The net decrease in the fair value of this derivative liability of $173,050 and $1,516,063 during the period ended November 26, 2013 and the year ended December 31, 2012, respectively, was recorded as a revaluation gain (see Note 11). The fair value of this derivative liability on November 26, 2013, was considered in the determination of the gain on liquidation of subsidiary.

On March 10, 2011, WGBM issued 3,233,734 Series C CPS to MTDC in a private placement at the U.S. dollar equivalent of $1.5462 per share, representing the first subscription under a Share Subscription Agreement dated December 14, 2010, (“Series C SSA”) to sell 3,233,734 Series C CPS at an initial closing and, should MTDC so elect within 36 months of the initial closing, to sell 1,077,911 shares of Series C CPS at a subsequent closing at the U.S. dollar equivalent of US$2.3193 per share. Each 99.39 Series C CPS issued at the initial closing would convert into one share of the Company on April 3, 2014 (this was extended from December 20, 2011, by the MTDCLA), and each 99.39 Series C CPS issued at the subsequent closing would convert into one share of the Company on the anniversary of that closing, but the Series C was convertible at any earlier date following each closing at MTDC’s option. MTDC could also elect to convert their Series C CPS into ordinary shares of the subsidiary, WGBM, at any time, at a conversion rate of one ordinary share per 100 CPS. MTDC could appoint one of the seven directors of the subsidiary (in addition to the director they could appoint as the holder of Series A CPS), and an additional independent director could be jointly appointed by MTDC and the Company.

The net sum of $4,993,728 received on issuance of Series C CPS was recorded in stockholders’ equity; this sum was considered in the determination of the gain on liquidation of subsidiary on November 26, 2013.

WGBM was authorized to issue 200,000,000 preference shares with a par value of RM0.01. There were 4,977,345 preference shares (including 854,723 Series B CPS held by the Company) issued and outstanding at November 26, 2013, and December 31, 2012. Due to the liquidation of WGBM, no shares remained authorized, issued or outstanding as of December 31, 2013.